Other disclosures - Fee to statutory auditors - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Fees for other services than statutory audit	kr 22	kr 27	kr 29
Other services	kr 10	kr 6	kr 18